Expense Example {- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-13 - Fidelity Advisor® High Income Advantage Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor High Income Advantage Fund-Class A
Expense Example:
1 year	$ 498
3 years	707
5 years	934
10 years	1,586
Fidelity Advisor High Income Advantage Fund-Class M
Expense Example:
1 year	498
3 years	707
5 years	934
10 years	1,586
Fidelity Advisor High Income Advantage Fund-Class C
Expense Example:
1 year	278
3 years	556
5 years	961
10 years	1,888
Fidelity Advisor High Income Advantage Fund - Class I
Expense Example:
1 year	77
3 years	241
5 years	421
10 years	941
Class Z
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	$ 822